                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-82510


                                                              July 30, 2004
                                                                  Supplement

[MORGAN STANLEY LOGO]



              SUPPLEMENT DATED JULY 30, 2004 TO THE PROSPECTUS OF
        MORGAN STANLEY VARIABLE INVESTMENT SERIES--CLASS X AND CLASS Y
                               Dated May 1, 2004

With respect to The Aggressive Equity Portfolio:

The second, third and fourth paragraphs of the "Principal Investment Strategies" subsection under the section for The Aggressive Equity Portfolio of the Prospectus are hereby deleted and replaced by the following:

   The Investment Manager follows a flexible investment program in seeking to achieve the Portfolio's investment objective. The Investment Manager focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. In this regard, the Investment Manager studies company developments, including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The Investment Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The last sentence of the "Principal Investment Strategies" subsection under the section for The Aggressive Equity Portfolio of the Prospectus is hereby deleted and replaced by the following:

   Up to 25% of the Portfolio's net assets may be invested in foreign equity or fixed-income securities denominated in a foreign currency and traded primarily in non-U.S. markets, of which up to 10% may be invested in emerging market securities (held either directly or in the form of depositary receipts), but of which no more than 5% may be invested in local shares.

The fourth paragraph of the "Summary of Principal Risks" subsection under the section for The Aggressive Equity Portfolio of the Prospectus is hereby deleted and replaced by the following:

   The Portfolio is subject to the risks associated with investing in foreign securities, particularly companies located in emerging market countries. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates. In addition, investments in foreign securities may be adversely affected by, among other things, political, social and economic developments abroad. Securities issued by companies located in emerging market countries tend to be especially volatile and may be less liquid than securities traded in developed countries.

With respect to The Equity Portfolio:

The fourth paragraph of the subsection titled "Principal Investment Strategies" under the section for The Equity Portfolio of the Prospectus is hereby deleted and replaced by the following:

   The Portfolio may invest in securities of Canadian issuers registered under the Securities Exchange Act of 1934 or American Depositary Receipts (including up to 10% of the Portfolio's net assets in securities issued by foreign issuers organized in emerging market countries held in the form of American Depositary Receipts).

The following paragraph is hereby added following the third paragraph of the subsection titled "Summary of Principal Risks" under the section for The Equity Portfolio of the Prospectus:

   The Portfolio is subject to the risks associated with investing in foreign securities, particularly companies located in emerging market countries. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates. In addition, investments in foreign securities may be adversely affected by, among other things, political, social and economic developments abroad. Securities issued by companies located in emerging market countries tend to be especially volatile and may be less liquid than securities traded in developed countries.

With respect to The Global Advantage Portfolio:

The second paragraph of the subsection titled "Principal Investment Strategies" under the section for The Global Advantage Portfolio of the Prospectus is hereby deleted and replaced by the following:

   The Portfolio's "Investment Manager," Morgan Stanley Investment Advisors Inc. and the Portfolio's "Sub-Advisor," Morgan Stanley Investment
   Management Limited, utilize fundamental research to seek companies that they believe have long-term growth potential and/or relatively attractive valuations. The Portfolio's portfolio management team generally utilizes a bottom-up stock selection process based on fundamental research performed by the Sub-Advisor's analysts throughout the world, but also considers global industry trends in making certain sector allocations.

                                                              July 30, 2004
                                                                  Supplement

[MORGAN STANLEY LOGO]


The sixteenth paragraph of the subsection titled "Portfolio Management" under the section for The Global Advantage Portfolio of the Prospectus is hereby deleted and replaced by the following:


     The Portfolio is managed within the Global Research team. Sandra Yeager is a current member of the team.


With respect to The Limited Duration Portfolio:


The following sentence is hereby added following the fourth sentence of the first paragraph of the "Principal Investment Strategies" subsection under the section for The Limited Duration Portfolio of the Prospectus:


     The Portfolio may also invest up to 5% of its net assets in targeted return index securities ("TRAINS").


With respect to The Quality Income Plus Portfolio:


The following sentence is hereby added following the second sentence of the last paragraph of the "Principal Investment Strategies" subsection under the section for The Quality Income Plus Portfolio of the Prospectus:


     The Portfolio may also invest up to 10% of its net assets in targeted return index securities ("TRAINS").


With respect to The High Yield Portfolio:


The following sentence is hereby added following the fourth sentence of the first paragraph of the "Principal Investment Strategies" subsection under the section for The High Yield Portfolio of the Prospectus:


     The Portfolio may also invest up to 10% of its net assets in targeted return index securities ("TRAINS").


With respect to The Strategist Portfolio:


The following sentence is hereby added following the first sentence of the sixth paragraph of the "Principal Investment Strategies" subsection under the section for The Strategist Portfolio of the Prospectus:


     The Portfolio may also invest up to 10% of its net assets in targeted return index securities ("TRAINS").


The following paragraph is hereby added following the fourth paragraph of the subsection titled "Additional Investment Strategy Information" under the section for The Strategist Portfolio:


     TARGETED RETURN INDEX SECURITIES ("TRAINS"). The Limited Duration, Quality Income Plus, High Yield and Strategist Portfolios may invest up to 10% (up to 5% for The Limited Duration Portfolio) of each Portfolio's net assets in TRAINs. A TRAIN is a structured, pooled investment vehicle that permits investment in a diversified portfolio of fixed income securities without the brokerage and other expenses associated with directly holding small positions in individual securities. Since TRAINs are also considered high yield securities, investments in TRAINs fall within the limits for investments in "junk bonds."


The following paragraph is hereby added following the fifteenth paragraph of the subsection titled "Additional Risk Information" under the section for The Strategist Portfolio:


     TRAINS. Certain Portfolios may invest in Targeted Return Index Securities ("TRAINs"), which are investment vehicles structured as trusts. Each trust represents an undivided investment interest in the pool of securities (generally high yield securities) underlying the trust without the brokerage and other expenses associated with holding small positions in individual securities. TRAINs are not registered under the Securities Act of 1933 ("the Securities Act") or the Investment Company Act of 1940 and therefore must be held by qualified purchasers and resold to qualified institutional buyers pursuant to Rule 144A under the Securities Act. Many junk bonds are issued as Rule 144a Securities. Investments in certain TRAINs may have the effect of increasing the level of Portfolio illiquidity to the extent a Portfolio, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                LIT SPT VIS 7/04